Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
VAT tax debit	$ (74,401,438)	$ (80,921,378)	$ (135,096,018)
Tax on emissions	(24,277,529)	(16,465,950)	(23,800,541)
Others	(9,376,834)	(11,018,067)	(11,394,034)
Total	$ (108,055,801)	$ (108,405,395)	$ (170,290,593)